INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Schedule of intangible assets changes

	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,355
Additions during the year	—	402
Balance at end of year	5,757	5,757
Accumulated amortization:
Balance at beginning of year	(50)	—
Amortization charges	(66)	(50)
Balance at end of year	(116)	(50)
	5,641	5,707
Commercialization assets:
Cost:
Balance at beginning of year	89,373	11,788
Additions during the year see notes 16(4) - 16(6)	—	77,585
Balance at end of year	89,373	89,373
Accumulated impairments and amortization:
Balance at beginning of year	(7,201)	(216)
Amortization and impairment charges see (b) below	(16,169)	(6,985)
Balance at end of year	(23,370)	(7,201)
	66,003	82,172
	71,644	87,879